OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment in film and TV series	[1]	$ 1,407	$ 1,407
Leasehold improvement fees	[2]	0	798
Other non-current assets		0	2,205
Asset Impairment Charges		564	67,342	$ 826
Amortization		0	501	$ 510
Leasehold Improvements [Member]
Leasehold improvement fees			798
Amortization		798
Television [Member]
Asset Impairment Charges		(1,407)	$ 0
Direct To Television Costs [Member]
Asset Impairment Charges		$ 1,407

[1]	The Group enters into agreements with other investors to invest together on certain films and TV series, which are produced by other third parties, and shares profit of the invested films and TV series based on its percentage of the total investment for films or TV series. The investment has been provided full impairment of $1,407 for the year ended December 31, 2018 as the investment is not expected to be recoverable.
[2]	The balance of leasehold improvement fee was $798 as of December 31, 2017, which has been amortized into expense for the year ended December 31, 2018.